Total
Rational Trend Aggregation VA Fund
FUND SUMMARY – RATIONAL TREND AGGREGATION VA FUND
Investment Objective:
The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Rational Trend Aggregation VA Fund Rational Trend Aggregation VA Fund
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Interest Expenses	0.01%
Remaining Other Expenses	0.98%
Other Expenses (including shareholder services fee of up to 0.25%)	0.99%
Acquired Fund Fees and Expenses	0.19%	[1]
Total Annual Fund Operating Expenses	2.18%
Fee Waivers and/or Expense Reimbursements	(0.73%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.45%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. The amount shown is an estimate for the current year based on the Fund’s current investment strategy.
[2]	The Fund’s investment advisor, Rational Advisors, Inc., has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding (i) acquired fund fees and expenses; (ii) brokerage commissions and trading costs; (iii) interest (including borrowing costs and overdraft charges), (iv) taxes, (v) short sale dividends and interest expenses, and (vi) non-routine or extraordinary expenses, such as regulatory inquiry and litigation expenses) to not more than 1.25% of the Fund’s daily net assets through April 30, 2022. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Rational Trend Aggregation VA Fund | Rational Trend Aggregation VA Fund | USD ($)	148	614	1,109	2,472

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4,507% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by employing a tactical approach to obtain exposure to U.S. equity markets. Under normal market conditions, the Fund expects to invest primarily in common stock of companies (a significant portion of which pay dividends) traded on U.S. exchanges or in exchange-traded funds (“ETFs”) that invest in such companies; however, depending on the Fund’s tactical trading models, the Fund may invest all or a significant portion of its assets in cash and cash equivalents, including short-term treasury ETFs. The Fund may also invest in leveraged ETFs, inverse ETFs, volatility exchange-traded notes (“ETNs”) (which are exchange-traded unsecured debt instruments) and volatility ETFs for hedging purposes. Leveraged and inverse ETFs are designed to produce daily returns, before the effect of fees and expenses, that are the specified multiple of, or with respect to inverse ETFs, the opposite of the daily returns of a reference index. Volatility ETNs and ETFs are designed to track (before the effect of fees and expenses) the daily returns of an index of securities market volatility, such as the Chicago Board Options Exchange's Volatility Index.

The common stock held by the Fund may be of any market capitalization but the Fund is expected to be primarily invested in large capitalization companies. The Fund defines large capitalization companies to be those companies with a market capitalization of at least $10 billion at the time of purchase. From time to time, the Fund may invest more than 15% of its total assets in one or more particular economic sectors, such as the information technology sector. The Fund may also obtain exposure to equity securities of foreign issuers, including those located in developing or emerging markets, directly or indirectly through investments in ETFs.

Tuttle Capital Management, LLC (the “Sub-Advisor”), the investment sub-adviser of the Fund, utilizes a proprietary quantitative process to create a basket of securities for investment by the Fund. To select stocks, the Sub-Advisor seeks to identify companies listed on U.S. stock exchanges that exhibit strong price momentum and earnings growth, or that are undervalued. Tactical models are then applied to those securities within the basket and these models either direct for investment in the securities by the Fund or direct for investment in cash and cash equivalents. The three tactical models implemented by the Sub-Advisor are:

•	Trend Following—The trend following model seeks to identify strong sectors to buy and weak sectors to sell. Trend following is based on the idea that strong areas of the market will remain strong and weak areas will remain weak.
•	Mean Reversion—The mean reversion model looks for strong sectors that appear overbought to sell and weak sectors that appear oversold to buy. Mean reversion is based on the idea that market sectors often become overextended on the upside and downside before ultimately moving back to equilibrium.
•	Intermarket Analysis—The intermarket analysis model seeks to analyze market sectors that are correlated or uncorrelated and looks for divergences. These divergences often signal major market turning points.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Principal Investment Risks

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

•	Cash and Cash Equivalents Risk. At times, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of the Fund’s portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

•	Dividend Yield Risk. While the Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Lower priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments.

•	Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid and the prices of such securities tend to be more volatile than the securities of issuers located in developed markets.

•	Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on actual or perceived changes in a company’s financial condition and on market and economic conditions. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.
•	Exchange-Traded Fund Risk. Like a mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop or be maintained; and (iii) market trading in the ETF may be halted under certain circumstances. Because the Fund may invest its assets in ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than if it invested directly in individual securities.
•	Exchange-Traded Note Risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk. In addition, ETNs are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Fund. ETNs constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Fund is relying on the creditworthiness of such banks or broker-dealers.

•	Fixed Income Risk. The value of the Fund’s fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the risk that the debtor may default), extension risk (the risk that an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the risk that the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

•	Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, including economic sanctions, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. Investing in foreign securities includes trading related risks (e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S., and foreign securities may be subject to foreign governmental restrictions such as exchange controls). All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

•	Hedging Risk. Hedging is a strategy in which the Fund uses an instrument to offset the risks associated with other Fund holdings. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

•	Information Technology Sector Risk. Information technology companies face intense competition and may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence. Companies in the information technology sector are heavily dependent on patent and intellectual property rights.

•	Inverse ETF Risk. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

•	Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

•	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. The value of the Fund’s portfolio will be dependent on the success of the strategies used by the Sub-Advisor.

•	Large Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

•	Leveraged ETF Risk. Leveraged ETFs will amplify losses because they are designed to produce returns that are a multiple of the index to which they are linked. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

•	Management Risk. The investment strategies and models employed by the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. In addition, the Sub-Advisor’s judgment about the attractiveness, value and potential appreciation of securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Advisor’s judgment will produce the desired results.

•	Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time. Overall market risks may also affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Medium (Mid) Capitalization Company Risk. The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

•	Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Sub-Advisor carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models are usually based on data supplied by third parties, the success of the Sub-Advisor’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions. The models employed by the Sub-Advisor may not eliminate exposure to downwards trends and/or volatility and may not provide immediate exposure to upward trends and/or volatility in the securities markets.

•	Sector Focus Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of the Fund that does not focus in a particular sector.

•	Smaller Capitalization Company Risk. To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Smaller-sized companies may also have limited markets, product lines or financial resources and may lack management experience.

•	Turnover Risk. The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance.

•	U.S. Government Securities Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.
•	Underlying Fund Risk. Other investment companies including ETFs (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than the cost of investing in other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks.
•	Volatility ETN and ETF Risk. ETNs and ETFs that are linked to market volatility may not provide an effective hedge as historical correlation trends between the reference volatility index or measure and other asset classes may not continue or may reverse, limiting or eliminating any potential hedging effect; may become mispriced or improperly valued when compared to expectations and may not produce the desired investment results; and may have tracking risk if the ETN or ETF does not move in step with its reference index. Volatility ETNs are also subject to default risk of the issuer and may become illiquid.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing its total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-800-253-0412.

The Fund changed its sub-advisor and investment strategy effective November 1, 2018. Performance information for periods prior to November 1, 2018 does not reflect the Fund’s current investment strategy and the Fund was not managed by the Fund’s current sub-advisor prior to November 1, 2018.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

During the period shown in the bar chart, the highest return for a quarter was 11.03% (quarter ended June 30, 2020), and the lowest return for a quarter was (19.02)% (quarter ended March 31, 2020). The Fund’s year-to-date return as of March 31, 2021 was 7.37%.

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - Rational Trend Aggregation VA Fund	1 Year	5 Years	10 Years
Rational Trend Aggregation VA Fund	1.20%	1.75%	5.25%
Standard & Poor’s 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%

Return before taxes is shown.
Rational Insider Buying VA Fund
FUND SUMMARY – RATIONAL INSIDER BUYING VA FUND
Investment Objective:
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Rational Insider Buying VA Fund Rational Insider Buying VA Fund
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses (including shareholder services fee of up to 0.25%)	0.64%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.65%
Fee Waivers and/or Expense Reimbursements	(0.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.26%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. The amount shown is an estimate for the current year based on the Fund’s current investment strategy.
[2]	The Fund’s investment advisor, Rational Advisors, Inc., has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding (i) acquired fund fees and expenses; (ii) brokerage commissions and trading costs; (iii) interest (including borrowing costs and overdraft charges), (iv) taxes, (v) short sale dividends and interest expenses, and (vi) non-routine or extraordinary expenses, such as regulatory inquiry and litigation expenses) to not more than 1.25% of the Fund’s daily net assets through April 30, 2022. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Rational Insider Buying VA Fund | Rational Insider Buying VA Fund | USD ($)	128	482	860	1,922

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 255% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies. The Fund will purchase positions in stocks that are experiencing insider buying by corporate executives, directors, large shareholders or activist shareholders. The Fund may invest in companies of any market capitalization, including smaller-sized companies, but intends to emphasize larger capitalization stocks. From time to time, the Fund may have increased exposure to one or more particular economic sectors, such as the information technology and communication services sectors.

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider and large shareholder buying and selling activity for its investment decisions. The Advisor’s research and historical analysis of corporate insider trading market data has resulted in the development of a proprietary method of analyzing insider trading activity that it believes can provide long-term capital appreciation. The underlying thesis is that corporate insiders and large or activist shareholders know more about the prospects of the company than other investors. The Advisor’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size and other factors to select stocks for the portfolio. Stocks are sold when the relevant insider trading trends reverse or when portfolio positions achieve or no longer provide the targeted risk adjusted return.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Principal Investment Risks

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

•	Communication Services Sector Risk. The value of the securities of communication services companies is particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence, and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

•	Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on actual or perceived changes in a company’s financial condition and on market and economic conditions. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.
•	Information Technology Sector Risk. Information technology companies face intense competition and may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence. Companies in the information technology sector are heavily dependent on patent and intellectual property rights.
•	Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.
•	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. The value of the Fund’s portfolio will be dependent on the success of the strategies used by the Advisor.
•	Large Capitalization Company Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
•	Management Risk. The investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. In addition, the Advisor’s judgment about the attractiveness, value and potential appreciation of securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s judgment will produce the desired results.
•	Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time. Overall market risks may also affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Medium Capitalization Company Risk. The earnings and prospects of mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Mid-sized companies may also have limited markets, product lines or financial resources and may lack management experience.
•	Sector Focus Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Smaller Capitalization Company Risk. To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Smaller-sized companies may also have limited markets, product lines or financial resources and may lack management experience.
•	Turnover Risk. The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing its total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-800-253-0412.

The Fund changed its investment strategy effective April 5, 2016. Performance information for periods prior to April 5, 2016 does not reflect the Fund’s current investment strategy.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

During the period shown in the bar chart, the highest return for a quarter was 17.76% (quarter ended March 31, 2019), and the lowest return for a quarter was (21.60)% (quarter ended March 31, 2020). The Fund’s year-to-date return as of March 31, 2021 was (7.00)%.

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - Rational Insider Buying VA Fund	1 Year	5 Years	10 Years
Rational Insider Buying VA Fund	14.14%	11.37%	9.58%
Standard & Poor’s 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%

Return before taxes is shown.